CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (Unaudited) - USD ($)	Common Stock Class A	Common Stock Class B	Additional Paid-In Capital	Retained Earnings	Total
Balance at beginning, value at Dec. 31, 2017		$ 388	$ 24,612	$ (122,583)	$ (97,583)
Balance at beginning, shares at Dec. 31, 2017		3,881,250
Sale of units in initial public offering	$ 1,553		155,248,447		155,250,000
Sale of units in initial public offering, shares	15,525,000
Offering costs			(9,295,693)		(9,295,693)
Sale of private placement warrants to Sponsor in private placement			7,760,000		7,760,000
Common stock subject to possible redemption	$ (1,451)		(149,208,118)		(149,209,569)
Common stock subject to possible redemption, shares	(14,500,444)
Net loss				592,850	592,850
Balance at end, value at Dec. 31, 2018	$ 102	$ 388	4,529,248	470,267	5,000,005
Balance at end, shares at Dec. 31, 2018	1,024,556	3,881,250
Common stock subject to possible redemption	$ 3		(462,492)		(462,489)
Common stock subject to possible redemption, shares	25,390
Net loss				462,490	462,490
Balance at end, value at Mar. 31, 2019	$ 105	$ 388	4,066,756	932,757	5,000,006
Balance at end, shares at Mar. 31, 2019	1,049,946	3,881,250
Balance at beginning, value at Dec. 31, 2018	$ 102	$ 388	4,529,248	470,267	5,000,005
Balance at beginning, shares at Dec. 31, 2018	1,024,556	3,881,250
Net loss					1,466,643
Balance at end, value at Sep. 30, 2019	$ 105	$ 388	3,062,600	1,936,910	5,000,003
Balance at end, shares at Sep. 30, 2019	1,050,820	3,881,250
Balance at beginning, value at Dec. 31, 2018	$ 102	$ 388	4,529,248	470,267	5,000,005
Balance at beginning, shares at Dec. 31, 2018	1,024,556	3,881,250
Common stock subject to possible redemption	$ 4		(1,771,836)		(1,771,832)
Common stock subject to possible redemption, shares	38,624
Net loss				1,771,836	1,771,836
Balance at end, value at Dec. 31, 2019	$ 106	$ 388	2,757,412	2,242,103	5,000,009
Balance at end, shares at Dec. 31, 2019	1,063,180	3,881,250
Balance at beginning, value at Mar. 31, 2019	$ 105	$ 388	4,066,756	932,757	5,000,006
Balance at beginning, shares at Mar. 31, 2019	1,049,946	3,881,250
Common stock subject to possible redemption	$ (1)		(526,959)		(526,960)
Common stock subject to possible redemption, shares	(8,940)
Net loss				526,963	526,963
Balance at end, value at Jun. 30, 2019	$ 104	$ 388	3,539,797	1,459,720	5,000,009
Balance at end, shares at Jun. 30, 2019	1,041,006	3,881,250
Common stock subject to possible redemption	$ 1		(477,197)		(477,196)
Common stock subject to possible redemption, shares	9,814
Net loss				477,190	477,190
Balance at end, value at Sep. 30, 2019	$ 105	$ 388	3,062,600	1,936,910	5,000,003
Balance at end, shares at Sep. 30, 2019	1,050,820	3,881,250
Balance at beginning, value at Dec. 31, 2019	$ 106	$ 388	2,757,412	2,242,103	5,000,009
Balance at beginning, shares at Dec. 31, 2019	1,063,180	3,881,250
Common stock subject to possible redemption	$ 4		(22,754)		(22,750)
Common stock subject to possible redemption, shares	39,265
Net loss				22,748	22,748
Balance at end, value at Mar. 31, 2020	$ 110	$ 388	2,734,658	2,264,851	5,000,007
Balance at end, shares at Mar. 31, 2020	1,102,445	3,881,250
Balance at beginning, value at Dec. 31, 2019	$ 106	$ 388	2,757,412	2,242,103	5,000,009
Balance at beginning, shares at Dec. 31, 2019	1,063,180	3,881,250
Net loss					(1,124,265)
Balance at end, value at Sep. 30, 2020	$ 133	$ 388	3,881,645	1,117,838	5,000,004
Balance at end, shares at Sep. 30, 2020	1,326,144	3,881,250
Balance at beginning, value at Mar. 31, 2020	$ 110	$ 388	2,734,658	2,264,851	5,000,007
Balance at beginning, shares at Mar. 31, 2020	1,102,445	3,881,250
Common stock subject to possible redemption	$ 7		222,672		222,679
Common stock subject to possible redemption, shares	66,923
Net loss				(222,677)	(222,677)
Balance at end, value at Jun. 30, 2020	$ 117	$ 388	2,957,330	2,042,174	5,000,009
Balance at end, shares at Jun. 30, 2020	1,169,368	3,881,250
Common stock subject to possible redemption	$ 16		924,315		924,331
Common stock subject to possible redemption, shares	156,776
Net loss				(924,336)	(924,336)
Balance at end, value at Sep. 30, 2020	$ 133	$ 388	$ 3,881,645	$ 1,117,838	$ 5,000,004
Balance at end, shares at Sep. 30, 2020	1,326,144	3,881,250